Due to Related Parties	12 Months Ended
Dec. 31, 2020
Due to Related Parties [Abstract]
DUE TO RELATED PARTIES
10.	DUE TO RELATED PARTIES

	December 31,
	2020	2019
Loans from Hangzhou Lianluo Interactive.	$996,450	$931,450
Loans from DGHKT.	-	33,000
Loans from Ping Chen	787,608	243,881
Total short-term borrowings	1,784,058	1,208,331

The short-term borrowings are all from related parties. See Note 19.

Interest expense on short-term borrowings amounted to $0, $0 and $200,799 for the years ended December 31, 2020, 2019 and 2018, respectively.